American Century Asset Allocation Portfolios, Inc.

Statement of Additional Information Supplement

LIVESTRONG® Income Portfolio ¡ LIVESTRONG® 2015 Portfolio
LIVESTRONG® 2020 Portfolio ¡ LIVESTRONG® 2025 Portfolio
LIVESTRONG® 2030 Portfolio ¡ LIVESTRONG® 2035 Portfolio
LIVESTRONG® 2040 Portfolio ¡ LIVESTRONG® 2045 Portfolio
LIVESTRONG® 2050 Portfolio ¡ LIVESTRONG® 2055 Portfolio
One Choice Portfolio®: Very Conservative
One Choice Portfolio®: Conservative
One Choice Portfolio®: Moderate
One Choice Portfolio®: Aggressive
One Choice Portfolio®: Very Aggressive

Supplement dated April 19, 2012 ■ Statement of Additional Information dated December 1, 2011

Portfolio manager Irina Torelli has left American Century Investments.  All references to Ms. Torelli are hereby deleted.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.

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